Subsequent Event (Details Textual) - shares	May 04, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		1,502,870	1,502,870	1,448,036
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	10,520,096
Stock Issued During Period, Shares, Reverse Stock Splits	1,502,870
Stockholders Equity, Reverse Stock Split	the Company's common shares at a ratio of 1-for-7